Acquisitions and Business Combinations (Tables)	12 Months Ended
Dec. 31, 2019
Cannex Capital Holdings Inc [member]
Disclosure of detailed information about business combination [line items]
Summary Of Preliminary Purchase Price Allocation
The Company recorded the acquired balance at fair value as determined by third party valuation firms. The purchase price allocation (PPA) is preliminary and the Company has up to one year to make adjustments to the purchase price allocation. The following table summarizes the preliminary purchase price allocation:

Consideration transferred:
Equity issued (1)	$181,110
Fair value of GGP warrants (2)	5,779
Replacement warrants (3)	5,317
Replacement stock options (4)	6,825

Total	$199,031

Fair value of net assets acquired:
Cash	$9,119
Accounts receivable	1,869
Prepaid expenses	352
Inventory	527
Property and equipment	1,230
Notes receivable	2,233
Notes receivable – 4Front (5)	12,497
Deposits – equipment	2,182
Deposits – real estate	820
Right-of-use assets	15,160
Investments	759
Lease receivables	33,192
Intangible assets	13,600
Goodwill	166,557
Accounts payable and accrued liabilities	(3,042)
Notes payable	(201)
Contingent consideration payable – Pure Ratios (See Note 23)	(1,500)
Convertible notes	(39,881)
Lease liability	(16,442)

$199,031

(1)	As part of the business combination, 190,482,146 shares were issued to Cannex investors with a value of $0.95 per share ($1.25 CAD).

(2)	On July 31, 2019, 13,521,328 warrants that were held by Gotham Green Partners (the “GGP Warrants”) were replaced with warrants with the same terms in 4Front Ventures Corp, with a fair value of $5,779.

(3)
On July 31, 2019, 25,251,757 warrants that were held by third parties, were replaced with warrants with the same terms in 4Front Ventures Corp, which had a total fair value of $5,317 determined using the Black-Scholes valuation model (Note 19). The value of these warrants is recorded as derivative liability, as the exercise price of these warrants are denominated in a foreign currency, Canadian Dollars.

(4)
On July 31, 2019, 16,346,665 stock options held by Cannex shareholders were replaced with stock options of 4Front. These replacement options had the same terms as the original options. The fair value of the replacement options was $9,098, determined using the Black-Scholes model (Note 21). The consideration for the business combination includes $6,825 for replacement options, relating to past service with the remaining $2,273 recognized over the vesting period. Included in total share-based compensation during the year ended December 31, 2019, is $967 relating to replacement options vested subsequent to the July 31, 2019.

(5)	As at July 31, 2019, Cannex had advanced the Company $12,497. The note is eliminated upon consolidation.

Schedule Of Measurement Of Fair Value Of The Warrants Issued
In determining the fair value of the warrants issued to GGP, the Company used the Black-Scholes option pricing model with the following weighted average assumptions:

July 31, 2019
Risk-Free Interest Rate	1.84%
Expected Life of Options (years)	2.31
Expected Annualized Volatility	89%
Expected Forfeiture Rate	nil
Expected Dividend Yield	nil
Black-Scholes Value of Each Option	$0.43

Om of Medicine LLC [member]
Disclosure of detailed information about business combination [line items]
Summary Of Preliminary Purchase Price Allocation
The following table summarizes the preliminary purchase price allocation:

Consideration transferred:
Cash	$227
Contingent consideration (1)	3,750
Payables issued (2)	1,058
Equity paid (3)	4,400

Total	$9,435

Fair value of net assets acquired:
Cash	$51
Inventory	298
Property and equipment	192
Right-of-use assets	574
Goodwill	1,435
Intangible assets	7,700
Accounts payable and accrued liabilities	(161)
Notes payable	(80)
Lease liability	(574)

$9,435

(1)	Contingent consideration is payable depending on reaching certain future sales targets by Om of Medicine LLC. The Company determined the contingent payments to be $3,750. See Note 23.
(2)	Consists of $1,058 held back by the Company to pay future taxes, other expenses or payments to the sellers.
(3)	As part of the business combination, 9,040 Class F shares were issued which were valued at $4,400.

PHX Interactive LLC [member]
Disclosure of detailed information about business combination [line items]
Summary Of Preliminary Purchase Price Allocation
The following table summarizes the preliminary purchase price allocation:

Consideration transferred:
Cash	$3,360
Payables issued (1)	305
Equity paid (2)	2,675

Total	$6,340

Fair value of net assets acquired:
Cash	$102
Inventory	91
Property and equipment	72
Deposits	2
Goodwill	6,225
Accounts payable and accrued liabilities	(152)

6,340

(1)	Consists of $305 held back by the Company to pay certain vendor payables.
(2)	As part of the business combination, 5,496 Class F shares were issued which were valued at $2,675.

Notes payable issued [member]
Disclosure of detailed information about business combination [line items]
Summary Of Preliminary Purchase Price Allocation
The following table summarizes the preliminary purchase price allocation:

Consideration transferred:
Cash	$21,250
Notes payable issued	9,085
Equity issued	3,500

Total	$33,835

Fair value of net assets acquired:
Cash	$269
Prepaid expenses	70
Inventory	2,600
Biological assets	411
Property and equipment	4,522
Deposits	139
Intangible assets	20,850
Goodwill	6,065
Accounts payable and accrued liabilities	(223)
Income tax payable	(543)
Deferred tax liability	(232)
Finance lease payables	(93)

$33,835